Average Annual Total Returns (USAA Cornerstone Moderately Conservative Fund) (USAA Cornerstone Moderately Conservative Fund, Cornerstone Moderately Conservative Fund)	0 Months Ended
Oct. 01, 2014
Average Annual Return:
Past 1 Year	7.47%
Since Inception	10.54%
Inception Date	Jun. 08, 2012
Return After Taxes on Distributions
Average Annual Return:
Past 1 Year	5.98%
Since Inception	9.26%
Inception Date	Jun. 08, 2012
Return After Taxes on Distributions and Sales
Average Annual Return:
Past 1 Year	4.30%
Since Inception	7.62%
Inception Date	Jun. 08, 2012
MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
Past 1 Year	22.80%
Since Inception	24.28%
Inception Date	Jun. 08, 2012
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
Past 1 Year	(2.02%)
Since Inception	0.02%
Inception Date	Jun. 08, 2012